Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest	$ 119.7	$ 119.1	$ 38.1
Cash paid for taxes	$ 3.2	$ 0.6	$ 2.3